Shareholders' Equity	6 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A.          General

The Company shares are traded on the NASDAQ Global Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.          Changes in Stock Options

In the second quarter of 2018, 226,509 share options were exercised.

In June 2018, 1,034,934 Restricted Share Units (RSUs) were granted by the Company. The RSUs vest over a four-year period. Of this grant, 448,035 RSUs vest based on performance milestones.

In 2017, 154,600 stock options and 86,500 Restricted Share Units (RSUs) were granted by the Company. The options and the RSUs vest over a four-year period.